Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jun. 30, 2013 Plan	Jun. 30, 2012	Jun. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Period considered for classification of cash equivalents	3 months
Level 1 assets measured at fair value [Abstract]
Number of stock based compensation plans	4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Anti-dilutive securities not included in diluted net loss per common share (in shares)	2,578,753	2,644,209	2,619,807
Non-vested stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years	4 years	4 years
Risk-free interest rate (in hundredths)	0.50%	1.20%	1.30%
Expected volatility (in hundredths)	78.00%	82.00%	87.00%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Weighted average grant date fair value of options granted (in dollars per share)	$ 0.52	$ 1.17	$ 1.77
Level 1 [Member] | Money market funds [Member]
Level 1 assets measured at fair value [Abstract]
Level 1 financial instruments	$ 0	$ 1,059,000